UNAUDITED CONDENDSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/ OWNERS' EQUITY (USD $) In Thousands, unless otherwise specified		Total	Common Units [Member] Partners' Capital [Member]	Subordinated Units [Member] Partners' Capital [Member]	General Partner [Member] Partners' Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Before Non-controlling interest [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2012		$ 241,544	$ 169,515	$ 3,713	$ 5,447	$ (8,989)	$ 169,686	$ 71,858
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		62,926	39,774	15,996	2,512	0	58,282	4,644
Other comprehensive gain/loss		7,359	0	0	0	7,359	7,359	0
Cash distributions	[1]	(58,083)	(39,013)	(16,189)	(2,881)	0	(58,083)	0
Net proceeds from issuance of common units		130,244	127,639	0	2,605	0	130,244	0
Contribution to equity		21,061	20,640	0	421	0	21,061	0
Balance at Jun. 30, 2013		405,051	318,555	3,520	8,104	(1,630)	328,549	76,502
Balance at Dec. 31, 2013		570,127	475,610	6,900	19,234	(2,394)	499,350	70,777
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		75,711	49,093	17,148	4,261	0	70,502	5,209
Other comprehensive gain/loss		(2,328)	0	0	0	(2,328)	(2,328)	0
Cash distributions	[1]	(68,005)	(47,718)	(16,667)	(3,620)	0	(68,005)	0
Non-controlling interest dividends		(7,420)	0	0	0	0	0	(7,420)
Contribution to equity		751	735	0	16	0	751	0
Balance at Jun. 30, 2014		$ 568,836	$ 477,720	$ 7,381	$ 19,891	$ (4,722)	$ 500,270	$ 68,566

[1]	This includes cash distributions to Incentive Distribution Rights ("IDRs") holders for the six months ended June 30, 2014 and 2013 of $2.3 million and $1.8 million, respectively.